Segment Information	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Segment Information
Note 4: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The segments offer products and services to target customers as described below.
Legal Professionals
Serves law firms and governments with research and workflow products powered by leading-edge technologies, including generative AI, focusing on intuitive legal research and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
Serves corporations, ranging from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven products, powered by leading-edge technologies, including generative AI, and integrated compliance workflow solutions to help them achieve their business outcomes.
Tax & Accounting Professionals
Serves tax, audit and accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products powered by leading-edge technologies, including generative AI.
Reuters News
Supplies business, financial and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial firms exclusively via LSEG products.
Global Print
Provides legal and tax information primarily in print format to customers around the world and provides commercial printing services to a wide range of book publishers.

The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.
Information by segment and reconciliations to the consolidated income statement are set forth below:

	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Revenues	2,922	2,807	1,844	1,620	1,165	1,058	832	769	519	562	(24)	(22)	7,258	6,794
Staff costs (1)	(936)	(913)	(678)	(615)	(327)	(305)	(439)	(411)	(171)	(173)	-	-	(2,551)	(2,417)
Goods and services (1)	(539)	(450)	(396)	(299)	(267)	(234)	(166)	(157)	(125)	(142)	24	22	(1,469)	(1,260)
Other expenses	(146)	(146)	(105)	(90)	(44)	(40)	(33)	(30)	(35)	(34)	-	-	(363)	(340)
Fair value adjustments on acquired deferred revenue	1	1	6	3	-	11	2	1	-	-	-	-	9	16
Reportable segments adjusted EBITDA	1,302	1,299	671	619	527	490	196	172	188	213	-	-	2,884	2,793
Corporate costs													(105)	(115)
Remove fair value adjustments on acquired deferred revenue													(9)	(16)
Fair value adjustments (see note 5)													17	(2)
Depreciation													(113)	(116)
Amortization of computer software													(618)	(512)
Amortization of other identifiable intangible assets													(91)	(97)
Other operating gains, net													144	397
Operating profit													2,109	2,332
Net interest expense													(125)	(152)
Other finance income (costs)													45	(192)
Share of post-tax earnings in equity method investments													40	1,075
Tax benefit (expense)													123	(417)
Earnings from continuing operations													2,192	2,646

(1)	Refer to note 5 for components of staff costs and definition of goods and services.
Reuters News revenues included $24 million and $22 million in 2024 and 2023, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments. The Company implemented the IFRIC agenda decision on segment reporting issued in July 2024 that clarified specific disclosure requirements in IFRS 8 to include material expense items included in the segment profitability measure used by management in assessing the performance of those reportable segments. The profitability measure is defined below and may not be comparable to similar measures of other companies.
Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of computer software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology-related services, commercial operations, marketing costs, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.

Revenues by Classes of Similar Products or Services

	Year ended December 31,
	2024	2023

Electronic, software & services	6,739	6,232

Global Print	519	562
Total	7,258	6,794

Non-current
Assets by Geography

Geographic Information	Non-Current Assets (1)
	December 31,
	2024	2023
U.S.	7,190	9,029
Canada (country of domicile)	1,014	1,037
Other	177	182
Americas (North America, Latin America, South America)	8,381	10,248
Switzerland	2,074	1,993
U.K.	1,431	1,321
Other	639	47
EMEA (Europe, Middle East and Africa)	4,144	3,361
Asia Pacific	104	116
Total	12,629	13,725

(1)	Non-current assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.